Convertible Notes Payable (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 28, 2023	Nov. 24, 2023	Nov. 30, 2023	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022
Short-Term Debt [Line Items]
Legal fees				$ 852,883		$ 1,414,593		$ 1,586,705
Proceeds from convertible notes payable		$ 250,000						250,000
Convertible notes payable			$ 250,000	$ 260,000		260,000		$ 250,000
OID amortization		$ 20,000				10,000
Series Ten Percentage Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible note payable percentage			10.00%					10.00%
Principal amount			$ 1,080,000					$ 1,080,000
Convertible notes payable			270,000					270,000
Original issue discount	$ 20,000		20,000					$ 20,000
Legal fees	10,000		$ 10,000
Proceeds from convertible notes payable	270,000
Net receipt	$ 240,000
Interest						13,500
OID amortization						$ 10,000